Financial Instruments - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	$ 3,097	$ 3,477
Repayments of debt	(999)	(290)
Proceeds from commercial paper	3,257	3,280
Repayments of commercial paper	(2,967)	(3,420)
Payments of lease principal	(64)	(63)
Additional Leases	52	52
Acquisitions	1	54
Interest fair value movements	7
Foreign exchange movements	7	(10)
Other, net	(3)	17
Balance at end of year	2,388	3,097
Notes and Debentures [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	2,820	3,147
Repayments of debt	(1,000)	(290)
Proceeds from commercial paper		0
Repayments of commercial paper		0
Payments of lease principal		0
Additional Leases		0
Acquisitions		48
Interest fair value movements	(14)
Foreign exchange movements	27	(88)
Other, net	(5)	3
Balance at end of year	1,828	2,820
Commercial Paper [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	0	130
Repayments of debt		0
Proceeds from commercial paper	3,257	3,280
Repayments of commercial paper	(2,967)	(3,420)
Payments of lease principal		0
Additional Leases		0
Acquisitions		0
Foreign exchange movements		0
Other, net	5	10
Balance at end of year	295	0
Derivative Instruments (Assets) Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	21	(65)
Repayments of debt	(1)	0
Proceeds from commercial paper		0
Repayments of commercial paper		0
Payments of lease principal		0
Additional Leases		0
Acquisitions		0
Interest fair value movements	21
Foreign exchange movements	(27)	88
Other, net		(2)
Balance at end of year	16	21
Leases Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Balance at beginning of year	256	265
Repayments of debt		0
Proceeds from commercial paper		0
Repayments of commercial paper		0
Payments of lease principal	(64)	(63)
Additional Leases	52	52
Acquisitions	1	6
Foreign exchange movements	7	(10)
Other, net	(3)	6
Balance at end of year	$ 249	$ 256